DEBT - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	May 25, 2021	May 24, 2021
Debt Instrument [Line Items]
Payments of borrowings on revolving credit facilities			$ 15,000	$ 1,000
Loss on debt extinguishment	$ 2,108	$ 0	$ 2,108	$ 0
Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt term					5 years
Senior secured revolving credit facility					$ 275,000
Deferred issuance costs					3,500
Senior Secured Credit Facility | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 225,000
Discount as a percentage					1.80%
Discount amount					$ 4,200
Payment of original principal amount paid quarterly	1.00%		1.00%
Senior Secured Credit Facility | Line of Credit | Secured Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate			5.00%
Senior Secured Credit Facility | Line of Credit | Secured Debt | Base Rate
Debt Instrument [Line Items]
Variable rate			4.00%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Senior secured revolving credit facility					$ 50,000
Per annum commitment fee			0.50%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate			4.25%
Alternate base rate			1.00%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Alternate base rate			0.50%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | Base Rate
Debt Instrument [Line Items]
Variable rate			3.25%
Stated rate	1.75%		1.75%
Monroe Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Senior secured revolving credit facility						$ 15,000
Aggregate principal amount extinguished			$ 210,000